Administrative Expenses	12 Months Ended
Dec. 31, 2025
Fuel and energy expense [abstract]
Administrative Expenses	ADMINISTRATIVE EXPENSES
For the years ended December 31, 2025, 2025 and 2024, the composition of the item is as follows:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
General administrative expenses
Maintenance and repair of property, plant and equipment	(23,941)	(26,478)	(23,720)
Short term leases contracts	(16,203)	(18,558)	(9,712)
Other expenses related to leases contracts	(55)	(31)	(87)
Insurance payments	(5,091)	(5,854)	(4,839)
Office supplies	(5,524)	(4,267)	(5,426)
IT and communication expenses	(117,232)	(99,902)	(83,898)
Heating, and other utilities	(6,529)	(5,652)	(5,388)
Security and valuables transport services	(16,049)	(20,914)	(19,893)
Representation and personnel travel expenses	(4,067)	(2,901)	(3,140)
Judicial and notarial expenses	(1,245)	(1,446)	(1,282)
Fees for technical reports, assessments and auditing	(7,634)	(8,505)	(6,450)
Fines applied by FMC and other agencies	-	(15)	(29)
Other general administrative expenses	(21,026)	(20,786)	(20,708)
Subtotal	(224,596)	(215,309)	(184,572)
Outsourced services
Data processing	(67,634)	(48,017)	(44,677)
Technological development, certification and testing service	(1,411)	(4,290)	(3,629)
Administration and supply of external human resources	-	(73)	(36)
Call center for sale, marketing and control quality of client’ services	-	-	(7)
External collection services	(317)	(294)	(308)
External ATM administration and maintenance services	(248)	(531)	(504)
External cleaning, cafeteria, custody, storage services	(3,718)	(3,724)	(3,837)
Product sale and distribution services	-	-	-
External credit evaluation services	(3,004)	(4,773)	(5,347)
Other	(42,961)	(40,892)	(30,532)
Subtotal	(119,293)	(102,594)	(88,877)
Board expenses	(1,796)	(1,794)	(1,711)
Marketing expenses	(21,103)	(23,262)	(23,555)
Taxes, payroll taxes, and contributions
Real estate taxes	(2,266)	(3,801)	(2,185)
Patents	(1,852)	(2,255)	(2,698)
Other taxes	(187)	(1)	(5)
Oversight contributions to the regulator	(16,512)	(17,415)	(16,508)
Subtotal	(20,817)	(23,472)	(21,396)
Total	(387,605)	(366,431)	(320,111)